14. Financial assets at fair value through profit or loss (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfFinancialAssetsAtFairValueThroughProfitOrLossLineItems [Line Items]
Current	$ 2,789,831	$ 5,199,809
Money market funds
SummaryOfFinancialAssetsAtFairValueThroughProfitOrLossLineItems [Line Items]
Current	2,789,831	147,236
Government bonds
SummaryOfFinancialAssetsAtFairValueThroughProfitOrLossLineItems [Line Items]
Current	$ 0	$ 5,052,573